CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)		$ 2,589	$ (105)	$ 21,951
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Depreciation and amortization		6,719	6,079	3,656
Amortization of debt issuance costs		627	363	19
Amortization of right-of-use assets	[1]	10,364	0	0
Loss on extinguishment of debt financing costs		0	80	0
Equity-based compensation		0	20	20
Deferred income taxes		0	786	(1,178)
Gain on sale of equipment		(121)	(79)	0
Deferred rent		0	1,293	651
Changes in operating assets and liabilities:
Patient accounts receivable, net		(24,873)	(30,803)	(35,485)
Inventories	[2]	(1,947)	(10,260)	(6,272)
Prepaid expenses and other current assets		607	(1,883)	(481)
Other receivables		(3,123)	(8,095)	(6,121)
Other assets		(1,748)	(1,021)	(550)
Accounts payable	[3]	14,077	21,679	34,000
Accrued compensation related costs		(1,435)	2,093	3,840
Accrued other		4,008	5,568	5,271
Operating lease liability	[4]	(10,485)	0	0
Medicare advance payment		(3,742)	(13,447)	17,189
Other long-term liabilities		1,699	1,394	735
Net cash (used in) provided by operating activities		(6,784)	(26,338)	37,245
Cash flows from investing activities
Purchases of property and equipment		(7,193)	(8,322)	(12,221)
Disposals of property and equipment		2,084	683	0
Purchase of marketable securities		(12,619)	0	0
Proceeds from sales of marketable securities		2,652	0	0
Acquisition of physician practices		(5)	(3,215)	(933)
Issuance of notes receivable - related parties		(243)	(1,263)	(5,478)
Collections on notes receivable - related parties		1,333	1,423	3,958
Net cash used in investing activities		(13,991)	(10,694)	(14,674)
Cash flows from financing activities
Repayments of revolving line of credit		0	(10,000)	(12,061)
Borrowings on long-term debt		16,250	65,000	12,518
Repayments of long-term debt		0	(27,098)	(12,522)
Issuance of class A-1 units, net of issuance costs		0	0	28,500
Cash paid for deferred offering costs		(206)	0	0
Repayments on finance and capital leases		(426)	(205)	0
Cash paid for debt financing costs		(271)	(1,153)	(177)
Net cash provided by financing activities		15,347	26,544	16,258
Net (decrease) increase in cash and cash equivalents and restricted cash		(5,428)	(10,488)	38,829
Cash, cash equivalents and restricted cash
Cash and cash equivalents, Beginning of Period		32,354	42,842	4,013
Cash and cash equivalents, End of Period		26,926	32,354	42,842
Supplemental consolidated cash flow information
Cash paid for interest		2,184	1,378	1,097
Cash paid for income taxes		0	0	335
Supplemental noncash investing and financing activities
Changes in accounts payable for capital additions to property and equipment		623	890	302
Assumed capital lease liabilities in acquisition of physician practice		0	1,097	0
Reduction of notes receivable as consideration for purchase of physician practice assets		0	0	654
Note payable for acquisition of physician practice		0	0	621
Payables for deferred offering costs		133	0	0
Disposal of property and equipment in exchange for reduction in finance lease liability		$ 72	$ 0	$ 0

[1]	Includes related party amortization of operating right-of-use assets of $2,059 for the year ended December 31, 2022
[2]	Includes changes in related party balances of ($1,850), ($11,848) , and ($6,322) for the years ended December 31, 2022, 2021, and 2020, respectively
[3]	Includes changes in related party balances of $13,314, $23,309, and $37,744 for the years ended December 31, 2022, 2021 and 2020, respectively
[4]	Includes changes in related party balance of ($1,995) for the year ended December 31, 2022